Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements

	December 31,
	2012	2011
Changes in benefit obligation:
Benefit obligation at beginning of year	$153,097	$119,983
Service cost	9,709	8,205
Interest cost	6,567	6,361
Exchange rate differences	299	(508)
Actuarial losses	10,747	21,313
Benefits paid	(3,329)	(2,257)
Benefit obligation at end of year	$177,090	$153,097
Changes in the Plans' Assets:
Fair value of Plans' assets at beginning of year	81,780	69,493
Actual return on Plans' assets (net of expenses)	11,002	(722)
Employer contribution	12,341	15,266
Benefits paid	(3,329)	(2,257)
Fair value of Plans' assets at end of year	$101,794	$81,780
Accrued benefit cost, end of year:
Funded status	(75,296)	(71,317)
Unrecognized net actuarial loss	63,178	60,650
Unrecognized prior service cost	498	584
	$(11,620)	$(10,083)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(85)	(85)
Accrued benefit liability, non-current	(75,211)	(71,232)
Accumulated other comprehensive income, pre-tax	63,676	61,234
Net amount recognized	$(11,620)	$(10,083)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2012	2011	2010
Components of the Plans' net periodic pension cost:
Service cost	$9,709	$8,205	$7,031
Interest cost	6,567	6,361	5,858
Expected return on Plans' assets	(6,400)	(5,512)	(4,914)
Amortization of prior service cost	172	104	95
Amortization of transition amount	(131)	(147)	(130)
Amortization of net actuarial loss	4,107	1,988	1,769
Total net periodic benefit cost	$14,023	$10,999	$9,709
Additional information
Accumulated benefit obligation	$167,667	$144,682	$112,643

Weighted Average Assumptions

	December 31,
	2012	2011
Weighted average assumptions:
Discount rate as of December 31	4.1%	4.4%
Expected long-term rate of return on Plans' assets	7.0%	7.3%
Rate of compensation increase	2.2%	2.4%

Asset Allocation By Category

	2012	2011
Asset Category:
Equity Securities	57.5%	56.8%
Debt Securities	34.8%	36.1%
Other	7.7%	7.1%
Total	100.0%	100.0%

Target Asset Allocation For The Plan

	2012	2011
Asset Category:
Equity Securities	50%	56.0%
Debt Securities	40%	41.2%
Other	10%	2.8%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
		Quoted
		Prices in
		Active
		Markets for		Significant	Significant
		Identical		Observable	Unobservable
		Assets		Inputs	Inputs
Asset Category	Total	(Level 1)		(Level 2)	(Level 3)
Cash	$38	$38		$-	$-
Cash Equivalents:
Money Market Funds (a)	4,153	4,153		-	-
Fixed Income Securities:
Mutual Funds (b)	36,618	36,618		-	-
Equity Securities:
International Companies (c)	1,554	1,554		-	-
Mutual Funds (d)	47,091	47,091		-	-
Other	12,340	12,340
Total	$101,794	$101,794	$		$-

(a) This category includes highly liquid daily traded cash-like vehicles.

(b) This category invests in highly liquid diverse mutual funds representing a diverse offering of debt issuance.

(c) This change represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.

(d) This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements

	December 31,
	2012	2011
Change in Benefit Obligation:
Benefit obligation at beginning of period	$3,145	$2,914
Service cost	299	253
Interest cost	117	151
Actuarial (gain) loss	(688)	(63)
Employee contribution	17	19
Benefits paid	(107)	(129)
Benefit obligation at end of period	$2,781	$3,145

Change in Plan Assets:
Fair value of plan assets at beginning of period	$-	$-
Employer contribution	90	110
Employee contribution	17	19
Benefits paid	(107)	(129)
Fair value of plan assets at end of period	$-	$-
	Year ended December 31,
	2012	2011
Accrued benefit cost, end of period:
Funded status	$(2,781)	$(3,145)
Unrecognized net actuarial loss	246	455
Unrecognized prior service cost	-	-
Accrued benefit cost, end of period	$(2,535)	$(2,690)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(175)	$(111)
Accrued benefit liability, non-current	(2,606)	(3,034)
Accumulated other comprehensive loss, pretax	246	455
Net amount recognized	$(2,535)	$(2,690)

Components of net periodic pension cost (for period):
Service cost	$299	$253
Interest cost	117	151
Amortization of prior service cost	12	74
Amortization of net actuarial loss	-	22
Total net periodic benefit cost	$428	$500
Assumptions as of end of period:
Discount rate	3.78%	3.78%
Health care cost trend rate assumed for next year	8.00%	8.50%
Ultimate health care cost trend rate	5.00%	5.00%

Effect Of A 1% Change In The Health Care Cost Trend Rate

	1% increase	1% decrease
Net periodic benefit cost	$53	$(46)
Benefit obligation	$244	$(216)